Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	84 Months Ended	96 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000048837_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000048837_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000048837_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000048837_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000048837_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000048837_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000048837_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000048837_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000048837_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000048837_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000048837_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000048837_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000205021_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000205021_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205021_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,027
C000205021_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,797
C000205021_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,692
C000205021_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,985
C000205021_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,049
C000205021_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000205021_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000048841_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000048841_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048841_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000048841_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000048841_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000048841_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000048841_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000048841_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000048841_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000048841_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000048841_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000048841_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000214978_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000214978_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214978_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,631
C000214978_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,535
C000214978_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,997
C000214978_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,055
C000214978_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,103
C000214978_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,394
C000048842_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000048842_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048842_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000048842_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000048842_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000048842_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000048842_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000048842_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000048842_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000048842_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000048842_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000048842_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000048840_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000048840_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048840_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000048840_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000048840_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000048840_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000048840_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000048840_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000048840_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000048840_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000048840_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000048840_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000048838_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000048838_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048838_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000048838_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000048838_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000048838_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000048838_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000048838_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000048838_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000048838_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000048838_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000048838_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000048837_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Strategic Real Return Fund
C000048837_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048837_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,509
C000048837_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,774
C000048837_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,144
C000048837_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,490
C000048837_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,358
C000048837_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,574
C000048837_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,052
C000048837_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,732
C000048837_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,232
C000048837_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,228
C000048837_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Strategic Real Return Composite Index℠
C000048837_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048837_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,563
C000048837_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,687
C000048837_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,982
C000048837_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,438
C000048837_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,401
C000048837_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,484
C000048837_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,891
C000048837_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,709
C000048837_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,173
C000048837_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,072
C000048837_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048837_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048837_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,658
C000048837_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,581
C000048837_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000048837_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000048837_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,529
C000048837_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000048837_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,654
C000048837_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,799
C000048837_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,955
C000048837_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,446
C000205021_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205021_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205021_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,276
C000205021_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,178
C000205021_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,174
C000205021_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,712
C000205021_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,335
C000205021_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,710
C000205021_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,612
C000205021_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Real Return Composite Index℠
C000205021_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205021_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,371
C000205021_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,338
C000205021_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,226
C000205021_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,688
C000205021_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,430
C000205021_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,757
C000205021_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,572
C000205021_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000205021_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205021_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,718
C000205021_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,799
C000205021_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,411
C000205021_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,975
C000205021_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,112
C000205021_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,200
C000205021_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,663
C000048841_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000048841_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000048841_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,060
C000048841_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,284
C000048841_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,606
C000048841_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,895
C000048841_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,756
C000048841_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,818
C000048841_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,294
C000048841_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,901
C000048841_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,281
C000048841_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,177
C000048841_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Strategic Real Return Composite Index℠
C000048841_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048841_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,563
C000048841_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,687
C000048841_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,982
C000048841_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,438
C000048841_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,401
C000048841_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,484
C000048841_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,891
C000048841_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,709
C000048841_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,173
C000048841_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,072
C000048841_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048841_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048841_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,658
C000048841_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,581
C000048841_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000048841_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000048841_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,529
C000048841_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000048841_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,654
C000048841_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,799
C000048841_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,955
C000048841_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,446
C000214978_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000214978_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214978_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,919
C000214978_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,860
C000214978_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,424
C000214978_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,045
C000214978_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,391
C000214978_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,305
C000214978_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Strategic Real Return Composite Index℠
C000214978_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214978_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,956
C000214978_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,775
C000214978_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,257
C000214978_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,971
C000214978_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,250
C000214978_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,035
C000214978_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000214978_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214978_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,932
C000214978_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,499
C000214978_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,169
C000214978_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,296
C000214978_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,304
C000214978_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,732
C000048842_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000048842_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048842_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,512
C000048842_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,781
C000048842_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,151
C000048842_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,487
C000048842_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,368
C000048842_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,579
C000048842_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,054
C000048842_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,750
C000048842_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,255
C000048842_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,235
C000048842_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Strategic Real Return Composite Index℠
C000048842_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048842_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,563
C000048842_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,687
C000048842_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,982
C000048842_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,438
C000048842_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,401
C000048842_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,484
C000048842_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,891
C000048842_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,709
C000048842_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,173
C000048842_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,072
C000048842_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048842_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048842_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,658
C000048842_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,581
C000048842_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000048842_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000048842_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,529
C000048842_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000048842_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,654
C000048842_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,799
C000048842_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,955
C000048842_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,446
C000048840_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000048840_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048840_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000048840_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,545
C000048840_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,799
C000048840_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,014
C000048840_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,794
C000048840_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,763
C000048840_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,153
C000048840_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,666
C000048840_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,021
C000048840_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,901
C000048840_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Strategic Real Return Composite Index℠
C000048840_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048840_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,563
C000048840_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,687
C000048840_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,982
C000048840_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,438
C000048840_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,401
C000048840_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,484
C000048840_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,891
C000048840_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,709
C000048840_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,173
C000048840_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,072
C000048840_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048840_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048840_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,658
C000048840_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,581
C000048840_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000048840_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000048840_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,529
C000048840_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000048840_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,654
C000048840_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,799
C000048840_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,955
C000048840_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,446
C000048838_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000048838_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000048838_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,063
C000048838_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,287
C000048838_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,611
C000048838_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,914
C000048838_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,775
C000048838_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,828
C000048838_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,304
C000048838_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,911
C000048838_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,292
C000048838_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,189
C000048838_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Strategic Real Return Composite Index℠
C000048838_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048838_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,563
C000048838_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,687
C000048838_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,982
C000048838_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,438
C000048838_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,401
C000048838_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,484
C000048838_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,891
C000048838_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,709
C000048838_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,173
C000048838_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,072
C000048838_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048838_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048838_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,658
C000048838_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,581
C000048838_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000048838_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000048838_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,529
C000048838_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000048838_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,654
C000048838_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,799
C000048838_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,955
C000048838_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 13,446